CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 719,127		$ 360,909	$ 584,979	$ 447,868	$ 96,095	$ 364,246
Accounts receivable, less reserve of $4,597 in 2014 and $4,795 in 2013	623,706		705,214		621,420
Inventories	124,269		106,241		88,866
Deferred income taxes	14,649		16,519		16,414
Prepaid expenses and other	79,132		80,912		79,538
Current assets of discontinued operations	7,486		7,206		3,705
Total current assets	1,568,369		1,277,001		1,257,811
Investments	164,648		236,644		316,154
Property, plant and equipment, net	5,572,818		5,188,544		4,676,103	4,351,571
Other assets	38,315		18,809		13,496
TOTAL ASSETS	7,344,150		6,720,998		6,263,564
Current liabilities:
Long-term debt due within one year less unamortized debt issuance costs	39,207		39,635		114,600
Accounts payable	172,373		182,031		144,379
Accrued liabilities	176,256		282,278		189,684
Current liabilities of discontinued operations	3,309		3,217		3,210
Total current liabilities	391,145		507,161		451,873
Noncurrent liabilities:
Long-term debt	532,908		39,502		79,137
Deferred income taxes	1,320,364		1,215,259		1,222,981
Other	93,180		64,110		65,351
Noncurrent liabilities of discontinued operations	4,177		3,989		495
Total noncurrent liabilities	1,950,629		1,322,860		1,367,964
Shareholders' equity:
Common stock, $.10 par value, 160,000,000 shares authorized, 110,508,605 and 108,738,577 shares issued as of September 30, 2014 and 2013, respectively, and 108,232,284 and 106,716,970 shares outstanding as of September 30, 2014 and 2013, respectively	$ 11,085		$ 11,051		$ 10,874
Preferred stock, no par value, 1,000,000 shares authorized, no shares issued
Additional paid-in capital	$ 402,442		$ 383,972		$ 288,758
Retained earnings	4,729,390		4,525,797		4,102,663
Accumulated other comprehensive income	40,072	$ 41,078	83,126		132,530	166,807
Treasury stock, at cost	(180,613)		(112,969)		(91,098)
Total shareholders' equity	5,002,376		4,890,977		4,443,727	$ 3,834,998	$ 3,270,047
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,344,150		$ 6,720,998		$ 6,263,564